Contingent liabilities and commitments - Summary of contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 25,346	£ 25,340
Loan commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	423,149	390,437
At fair value | Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	988	1,266
At fair value | Loan commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	15,350	15,203
Guarantees and letters of credit pledged as collateral security | Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	16,713	17,353
Performance guarantees, acceptances and endorsements | Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional contract amount	8,633	7,987
Documentary credits and other short-term trade related transactions | Loan commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	1,433	2,352
Standby facilities, credit lines and other commitments | Loan commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 421,716	£ 388,085